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                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-47287
                                                      1940 Act File No. 811-6637

                                November 3, 2006

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

          Re:  SMA Relationship Trust
               File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the form of Prospectus  and  Statements of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed  from those  contained in  Post-Effective  Amendment
Nos. 10/12 to the Registration  Statement of SMA Relationship  Trust,  which was filed with the Securities and Exchange Commission  electronically on October 30,
2006.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced telephone number.

                                            Very truly yours,

                                            /s/ Jana L. Cresswell
                                            Jana L. Cresswell